IMPAIRMENT OF VESSELS (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment			$ 721	$ 0	$ 1,080
Golden Shea [Member]
Property, Plant and Equipment [Line Items]
Cash consideration	$ 9,600		9,600
Impairment losses on vessels and equipment	$ 700		$ 700
Panamax Vessel [Member]
Property, Plant and Equipment [Line Items]
Cash consideration					$ 14,700
Impairment losses on vessels and equipment		$ 1,100